February 29, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Barclays Global Investors Funds (the “Trust”), File Nos. 33-54126 and 811-07332

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, this letter certifies that the prospectus for the Capital Shares of the Institutional Money Market Fund, Prime Money Market Fund, Treasury Money Market Fund and Government Money Market Fund (the “Funds”) and the combined statement of additional information for the Aon Captives, Institutional, Capital, Premium, Select and Trust Shares of the Funds, each dated February 25, 2008, do not differ from those contained in Post-Effective Amendment No. 64 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 25, 2008 and is the Trust’s most recent amendment.

Please address all questions regarding this filing to the undersigned at (415) 597-2538.

Very truly yours,

/s/ Adam Mizock
Adam Mizock, Esq.